DEBT, CREDIT FACILITIES, AND CAPITAL LEASE OBLIGATIONS (TEP Capital Lease) (Detail) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014 MW	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Oct. 31, 2013	Apr. 30, 2014	Jan. 31, 2014	Apr. 30, 2015	Jan. 31, 2015 MW	Jun. 30, 2015	Apr. 30, 2016
Capital Lease Asset Purchase Commitment [Line Items]
Repayments of long-term capital lease obligations	$ 8,394,000	$ 79,737,000	$ 165,145,000	$ 99,621,000	$ 89,452,000
Generating Capacity Purchased, in MWs			192
Springerville Unit One Lease Debt [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Proceeds from collection of lease receivables						9,000,000
Equity method investment, aggregate cost				36,000,000
Lease Equity Investment to Plant in Service				36,000,000
Springerville Common Facilities Lease Debt [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Derivative basis spread			1.75%	1.75%
Third Party Owner [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Third party owners share of capital expenditures			7,000,000
Third party owners share of O&M expenses			1,500,000
Additional Purchase of Equity Interest [Member] | Springerville Unit 1
Capital Lease Asset Purchase Commitment [Line Items]
Generating Capacity Purchased, in MWs											96
Lease arrangement, fair market value purchase price											46,000,000
Percentage of ownership in generating station											24.80%
Completion of Purchase of Equity Interest [Member] | Springerville Unit 1
Capital Lease Asset Purchase Commitment [Line Items]
Generating Capacity Purchased, in MWs											192
Percentage of ownership in generating station											49.50%
Springerville Unit One Lease [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Percentage of interest committed to purchase			0.106
Generating Capacity Purchased, in MWs			41								96
Lease arrangement, fair market value purchase price			20,000,000								46,000,000
Increase in Utility Plant under Capital Lease							55,000,000
Increase in Capital Lease Obligation							55,000,000
Springerville Coal Handling Facilities Lease [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Fixed price to acquire leased interest in facilities								120,000,000
Increase in Utility Plant under Capital Lease								109,000,000
Increase in Capital Lease Obligation								109,000,000
Springerville Coal Handling Facilities Lease [Member] | SRP [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Sales Price of Leased Interest In Facilities			24,000,000
Springerville Coal Handling Facilities Lease [Member] | Tri-State [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Sales Price of Leased Interest In Facilities			24,000,000
Springerville Common Facilities
Capital Lease Asset Purchase Commitment [Line Items]
Number of operating lease			2
Term of contract, renewal		2 years
Springerville Common Facility Lease Part One [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Fixed price to acquire leased interest in facilities			38,000,000
Springerville Common Facility Lease Part Two [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Fixed price to acquire leased interest in facilities			68,000,000
Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Repayments of long-term capital lease obligations			43,000,000						9,000,000
Subsequent Event [Member] | Springerville Coal Handling Facilities Lease [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Percentage of ownership in generating station										100.00%
Fixed price to acquire leased interest in facilities										120,000,000
Subsequent Event [Member] | Springerville Coal Handling Facilities Lease [Member] | SRP [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Sales Price of Leased Interest In Facilities												24,000,000
Subsequent Event [Member] | Springerville Coal Handling Facilities Lease [Member] | Tri-State [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Sales Price of Leased Interest In Facilities													$ 24,000,000